Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2023
Basis of Presentation and General Information
Basis of Presentation and General Information

1.Basis of Presentation and General Information:

Dynagas LNG Partners LP (“Dynagas Partners” or the “Partnership”) was incorporated as a limited partnership on May 30, 2013, under the laws of the Republic of the Marshall Islands. On November 18, 2013, the Partnership successfully completed its initial public offering (the “IPO”), pursuant to which, the Partnership offered and sold 8,250,000 common units to the public at $18.00 per common unit, and in connection with the closing of the IPO, the Partnership’s Sponsor, Dynagas Holding Ltd., a company beneficially wholly owned by Mr. George Prokopiou, the Partnership’s Chairman and major unitholder and certain of his close family members, offered and sold 4,250,000 common units to the public at $18.00 per common unit. In connection with the IPO, the Partnership entered into certain agreements including: (i) an omnibus agreement with the Sponsor, as amended (Note 3(c)), (the “Omnibus Agreement”) and, (ii) a $30 million interest free revolving credit facility with its Sponsor (the “$30 million Sponsor Facility”) (Note 3(b)), which was extended on November 14, 2018 until November 2023, to be used for general Partnership purposes.

The Partnership earned in the year ended as of December 31, 2023, 43% (2022: 41%) of its revenues from Yamal Trade Pte. Ltd. (“Yamal”), which traded primarily from Russian LNG ports. Due to the recent Russian conflicts with Ukraine, the United States (“U.S.”), European Union (“E.U.”), Canada and other Western countries and organizations announced and enacted from February 2022 to date, numerous sanctions against Russia which have not expressly prohibited LNG shipping in the main trading routes of the Partnership’s vessels. The Partnership’s time charter contracts have therefore currently not been affected by the sanctions imposed to date due to the events in Russia and Ukraine.

Currently imposed sanctions, do not affect the Partnership’s compliance with terms imposed by its $675 Million Credit Facility.

As there is currently uncertainty regarding the global impact of the conflict, which is ongoing, it is possible that further developments in sanctions or escalation of the conflict will affect the Partnership’s ability to continue to employ two out of its six vessels to the current charterers and the suspension, termination, or cancellation of such charter parties, could thus adversely affect the Partnership’s results of operation, cash flows and financial condition. The Partnership believes that despite the continuing uncertainty, in the event of suspension, termination, cancellation of any of these charters, it will be able to enter into replacement time charters acceptable to the lenders.

As of December 31, 2023, the Partnership reported cash and cash equivalents of $73.8 million and had a working capital deficit of $353.5 million. The working capital deficit is due to the balloon payment relating to the $675 Million Credit Facility, falling due on September 18, 2024, amounting to $384.6 million.

The Partnership estimates that before considering the below mentioned or any other plan for refinancing the balloon payment of the maturing debt, available cash and cash expected to be generated from operating activities will not be sufficient to repay the balloon installment, which is due within one year after the date that the financial statements are issued.

On March 14, 2024, the Partnership entered into a term sheet with China Development Bank Financial Leasing Co. Ltd. (“CDBL”) setting forth indicative terms and conditions for a sale and leaseback arrangement, for four of its vessels in an amount of up to $345.0 million (the “Lease Financing ”) (Note 13 c). At the end of the lease term the Partnership will have the obligation to purchase the four vessels at a predetermined price. The terms offered by CDBL have been credit approved by the counterparty and the Lease Financing is currently in drafting stage, subject to the execution of definitive documentation and the satisfaction of customary closing conditions and is expected to close in the second quarter of 2024.

The Partnership has considered the above, as well as, the market values of the four vessels subject to the Lease Financing compared to the amount of the balloon installment of the maturing debt, the current market conditions and market outlook, its operating performance and its current backlog, and the past history of successful refinancing arrangements, and therefore, believes that the refinancing of the $675 Million Credit Facility is probable and will mitigate conditions indicating that cash and cash expected to be generated from operating activities will not be sufficient to cover its obligations falling due within one year after the date that the financial statements are issued.

1.Basis of Presentation and General Information (continued):

The Partnership believes it has the ability to continue as a going concern over the next twelve months following the date of the issuance of these financial statements and finance its obligations as they come due via cash from operations and through refinancing its existing loan agreement (Note 13 c). Consequently, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The Partnership is engaged in the seaborne transportation industry through the ownership and operation of high specification LNG vessels and is the sole owner (directly or indirectly) of all outstanding shares or units of the following subsidiaries as of December 31, 2023:

Vessel Owning Subsidiaries:

	Country of incorporation/		Delivery date	Delivery date to	Cbm
Company Name	formation	Vessel Name	from shipyard	Partnership	Capacity
Pegasus Shipholding S.A. (“Pegasus”)	Marshall Islands	Clean Energy	March 2007	October 2013	149,700
Lance Shipping S.A. (“Lance”)	Marshall Islands	Ob River	July 2007	October 2013	149,700
Seacrown Maritime Ltd. (“Seacrown”)	Marshall Islands	Amur River	January 2008	October 2013	149,700
Fareastern Shipping Limited (“Fareastern”)	Malta	Arctic Aurora	July 2013	June 2014	155,000
Navajo Marine Limited (“Navajo”)	Marshall Islands	Yenisei River	July 2013	September 2014	155,000
Solana Holding Ltd. (“Solana”)	Marshall Islands	Lena River	October 2013	December 2015	155,000

Non-Vessel Owning Subsidiaries:

Company Name	Country of incorporation/formation	Purpose of incorporation
Dynagas Equity Holding Limited (“Dynagas Equity”)	Marshall Islands	Holding company that owns all of the outstanding shares of Arctic LNG Carriers Ltd. (“Arctic LNG”).
Dynagas Operating GP LLC (“Dynagas Operating GP”)	Marshall Islands	Limited liability in which the Partnership holds a 100% membership interest and which has 100% of the Non-Economic General Partner Interest in Dynagas Operating LP.
Dynagas Operating LP (“Dynagas Operating”)	Marshall Islands	Limited partnership in which the Partnership holds a 100% limited partnership interest and which owns 100% of the issued and outstanding shares of Dynagas Equity.
Dynagas Finance Inc.	Marshall Islands	Wholly owned subsidiary of the Partnership whose activities were limited to the co-issuance of the 2019 Notes discussed under Note 5 and engaging in other activities incidental thereto.
Arctic LNG Carriers Ltd.	Marshall Islands

Wholly owned subsidiary of the Partnership which is directly wholly owned by Dynagas Equity and which owns all of the issued and outstanding shares of Pegasus, Lance, Seacrown, Fareastern, Navajo, Solana and Dynagas Finance LLC.

Dynagas Finance LLC	Delaware	Wholly owned subsidiary of Arctic LNG and co-borrower of the Partnership’s Term Loan B discussed under Note 5.

Since the Partnership’s inception, the technical, administrative and commercial management of the Partnership’s fleet is performed by Dynagas Ltd. (“Dynagas” or the “Manager”), a related company, wholly owned by the Partnership’s Chairman (Note 3(a)).

As of December 31, 2023, the Partnership’s Sponsor owned 42.4% of the outstanding equity interests in the Partnership (excluding the Series A Preferred Units and the Series B Preferred Units, both of which, generally, have no voting rights), including the 0.1% general partner interest retained by it, as the General Partner, through Dynagas GP LLC, which is owned and controlled by the Sponsor.